Schedule of Investments (unaudited) January 31, 2020	iShares® Morningstar Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 8.0%
Boeing Co. (The)	58,903	$18,747,058
General Dynamics Corp.	28,996	5,087,058
L3Harris Technologies Inc.	27,152	6,009,552
Lockheed Martin Corp.	28,255	12,096,531
Northrop Grumman Corp.	18,778	7,033,675
Raytheon Co.	32,953	7,280,636
United Technologies Corp.	91,058	13,676,912

		69,931,422

Air Freight & Logistics — 0.5%
FedEx Corp.	29,934	4,329,654

Banks — 3.3%
Bank of America Corp.	880,609	28,910,394

Beverages — 6.0%
Coca-Cola Co. (The)	422,804	24,691,754
Constellation Brands Inc., Class A	21,837	4,111,907
Keurig Dr Pepper Inc.	53,944	1,539,022
PepsiCo Inc.	153,343	21,777,773

		52,120,456

Biotechnology — 0.4%
Regeneron Pharmaceuticals Inc.(a)	10,443	3,529,107

Capital Markets — 3.4%
BlackRock Inc.(b)	13,997	7,381,318
Blackstone Group Inc. (The), Class A	83,751	5,114,673
Charles Schwab Corp. (The)	136,123	6,200,403
Intercontinental Exchange Inc.	67,135	6,696,045
T Rowe Price Group Inc.	30,800	4,112,724

		29,505,163

Chemicals — 1.2%
Air Products & Chemicals Inc.	26,596	6,348,731
PPG Industries Inc.	30,657	3,673,935

		10,022,666

Commercial Services & Supplies — 1.0%
Republic Services Inc.	30,579	2,906,534
Waste Management Inc.	48,017	5,843,669

		8,750,203

Consumer Finance — 1.2%
American Express Co.	77,133	10,017,263

Diversified Financial Services — 5.4%
Berkshire Hathaway Inc., Class B(a)	210,865	47,324,432

Electric Utilities — 1.7%
NextEra Energy Inc.	54,990	14,748,318

Electrical Equipment — 0.6%
Emerson Electric Co.	74,372	5,327,266

Electronic Equipment, Instruments & Components — 0.5%
TE Connectivity Ltd.	43,358	3,996,741

Entertainment — 3.7%
Activision Blizzard Inc.	94,130	5,504,722
Walt Disney Co. (The)	196,329	27,154,264

		32,658,986

Equity Real Estate Investment Trusts (REITs) — 2.2%
AvalonBay Communities Inc.	18,367	3,979,945
Equity Residential	46,182	3,836,801

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Prologis Inc.	75,390	$7,002,223
Public Storage	19,541	4,372,494

		19,191,463

Food & Staples Retailing — 0.6%
Sysco Corp.	62,993	5,174,245

Health Care Equipment & Supplies — 3.0%
Becton Dickinson and Co.	31,452	8,654,961
Medtronic PLC	148,758	17,172,624

		25,827,585

Health Care Providers & Services — 3.0%
Anthem Inc.	29,510	7,828,413
Cigna Corp.(a)	43,522	8,372,762
HCA Healthcare Inc.	33,249	4,614,961
Humana Inc.	16,146	5,428,931

		26,245,067

Hotels, Restaurants & Leisure — 2.6%
Marriott International Inc./MD, Class A	33,853	4,741,451
McDonald’s Corp.	83,671	17,903,084

		22,644,535

Industrial Conglomerates — 1.6%
Honeywell International Inc.	80,006	13,858,639

Insurance — 1.4%
Marsh & McLennan Companies Inc.	60,243	6,738,782
Progressive Corp. (The)	72,282	5,832,435

		12,571,217

IT Services — 3.7%
Accenture PLC, Class A	70,972	14,564,164
Cognizant Technology Solutions Corp., Class A	70,098	4,302,615
Fidelity National Information Services Inc.	70,572	10,138,374
Paychex Inc.	42,508	3,645,911

		32,651,064

Machinery — 2.1%
Caterpillar Inc.	63,729	8,370,804
Deere & Co.	37,700	5,978,466
Ingersoll-Rand PLC	30,953	4,123,868

		18,473,138

Media — 2.5%
Comcast Corp., Class A	498,747	21,540,883

Metals & Mining — 0.7%
Newmont Corp.	104,901	4,726,839
Southern Copper Corp.	26,777	1,008,957

		5,735,796

Multi-Utilities — 0.6%
Sempra Energy	34,883	5,603,605

Oil, Gas & Consumable Fuels — 1.4%
EOG Resources Inc.	71,528	5,215,107
ONEOK Inc.	53,943	4,038,712
Williams Companies Inc. (The)	161,211	3,335,456

		12,589,275

Pharmaceuticals — 6.1%
Bristol-Myers Squibb Co.	260,357	16,389,473
Eli Lilly & Co.	95,747	13,370,111
Merck & Co. Inc.	278,480	23,793,331

		53,552,915

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 3.2%
CSX Corp.	92,680	$7,075,191
Norfolk Southern Corp.	31,559	6,570,900
Union Pacific Corp.	77,846	13,967,129

		27,613,220

Semiconductors & Semiconductor Equipment — 4.9%
Analog Devices Inc.	45,307	4,972,443
Applied Materials Inc.	110,376	6,400,704
Broadcom Inc.	44,440	13,561,311
Lam Research Corp.	18,017	5,372,850
Texas Instruments Inc.	105,039	12,672,955

		42,980,263

Software — 1.5%
Oracle Corp.	243,473	12,770,159

Specialty Retail — 5.6%
AutoZone Inc.(a)	3,121	3,301,893
Home Depot Inc. (The)	119,217	27,193,398
Lowe’s Companies Inc.	87,578	10,180,067
TJX Companies Inc. (The)	140,935	8,320,802

		48,996,160

Technology Hardware, Storage & Peripherals — 15.8%
Apple Inc.	445,940	138,022,889

Security	Shares	Value

Wireless Telecommunication Services — 0.4%
T-Mobile U.S. Inc.(a)	43,406	$3,437,321

Total Common Stocks — 99.8% (Cost: $687,754,337)		870,651,510

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(b)(c)	1,150,000	1,150,000

Total Short-Term Investments — 0.1% (Cost: $1,150,000)		1,150,000

Total Investments in Securities — 99.9% (Cost: $688,904,337)		871,801,510

Other Assets, Less Liabilities — 0.1%		502,359

Net Assets — 100.0%		$872,303,869

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold		Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—		—	$—	$8,952	(c)	$63		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,183,406	—		(33,406	)(b)	1,150,000	1,150,000	20,911		—		—
BlackRock Inc.	15,452	5,248		(6,703)		13,997	7,381,318	150,322		250,998		356,289

							$8,531,318	$180,185		$251,061		$356,289

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	9	03/20/20	$1,451	$(7,520)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Large-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$870,651,510	$—	$—	$870,651,510
Money Market Funds	1,150,000	—	—	1,150,000

	$871,801,510	$—	$—	$871,801,510

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(7,520)	$—	$—	$(7,520)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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